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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2008

            Check here if Amendment [_];   Amendment Number: ______

            This Amendment (Check only one.): [_] is a restatement.
                        [_] adds new holdings entries.

              Institutional Investment Manger Filing this Report:

                     Name: Trent Capital Management, Inc.
                        Address: 3150 North Elm Street
                                   Suite 204
                             Greensboro, NC 27408

                      Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

    Name:  David Labiak
    Title: Chief Financial Officer
    Phone: (336) 282-9302

Signature, Place, and Date of Signing:

                                  Greensboro,
   /s/ David Labiak             North Carolina               May 6, 2008
-----------------------  -----------------------------  ----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included      None

Managers:

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  80302

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                     Voting Authority
                        Title of           Value in         SH/ Investment  Other   -------------------
Name of Issuer           Class     CUSIP   (x$1000) Shares  PRN Discretion Managers  Sole   Shared None
--------------          -------- --------- -------- ------- --- ---------- -------- ------- ------ ----
Nokia..................   COM    654902204   6490   203,899 SH     Sole             203,899
Caterpillar............   COM    149123101   5290    67,565 SH     Sole              67,565
Procter & Gamble.......   COM    742718109   4538    64,770 SH     Sole              64,770
UPS....................   COM    911312106   4273    58,515 SH     Sole              58,515
Pepsico................   COM    713448108   4207    58,270 SH     Sole              58,270
Berkshire Hathaway.....   COM    084670207   4169       932 SH     Sole                 932
Johnson & Johnson......   COM    478160104   4160    64,126 SH     Sole              64,126
Illinois Tool Works....   COM    452308109   3830    79,405 SH     Sole              79,405
Google.................   COM    38259P508   3615     8,208 SH     Sole               8,208
Estee Lauder...........   COM    518439104   3436    74,945 SH     Sole              74,945
American Express.......   COM    025816109   3358    76,797 SH     Sole              76,797
Barr Pharmaceuticals...   COM    068306109   3196    66,165 SH     Sole              66,165
Omnicom Group..........   COM    681919106   3138    71,020 SH     Sole              71,020
American Intl. Group...   COM    026874107   2797    64,677 SH     Sole              64,677
Harley-Davidson........   COM    412822108   2760    73,605 SH     Sole              73,605
Lowes..................   COM    548661107   2728   118,900 SH     Sole             118,900
Moody's................   COM    615369105   2187    62,790 SH     Sole              62,790
American Capital.......   COM    01855A101   1431    41,885 SH     Sole              41,885
Ares Capital...........   COM    04010L103   1368   108,800 SH     Sole             108,800
First Industrial Realty   COM    313400301   1234    39,963 SH     Sole              39,963
AllianceBernstein......   COM    01881G106   1217    19,200 SH     Sole              19,200
Anthracite Capital.....   COM    037023108   1183   179,250 SH     Sole             179,250
Enterprise Products....   COM    293792107   1125    37,885 SH     Sole              37,885
Senior Housing.........   COM    81721M109   1121    47,300 SH     Sole              47,300
MCG Capital............   COM    58047P107   1080   118,835 SH     Sole             118,835
Genesis Lease..........   COM    37183T107   1011    69,460 SH     Sole              69,460
Liberty Property Trust.   COM    531172104    928    29,823 SH     Sole              29,823
CapitalSource..........   COM    14055X102    889    91,930 SH     Sole              91,930
Hospitality Properties.   COM    44106M102    817    24,002 SH     Sole              24,002
NuStar Energy..........   COM    67058H102    748    15,452 SH     Sole              15,452
Plains All American....   COM    726503105    577    12,130 SH     Sole              12,130
PNC Financial..........   COM    693475105    441     6,732 SH     Sole               6,732
General Elec Co........   COM    369604103    316     8,550 SH     Sole               8,550
Prologis Trust.........   COM    743410102    276     4,695 SH     Sole               4,695
Boston Properties......   COM    101121101    226     2,450 SH     Sole               2,450
Flextronics............   COM    Y2573F102    143    15,180 SH     Sole              15,180